INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

15.    INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	2019	2020
	December 31	September 30
	RMB	RMB
Trademark	4,653,340	6,980,513
Computer software	53,975,740	59,740,307
Less: accumulated amortization	(22,234,024)	(29,974,377)
Intangible assets, net	36,395,056	36,746,443

Amortization expense was RMB5,069,342 and RMB7,929,021 for the nine months ended September 30, 2019 and 2020, respectively.